Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

January 3, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Schwab Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. Broad Market ETF	Schwab U.S. Small-Cap ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Dividend Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab International Equity ETF
Schwab U.S. Large-Cap Value ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Emerging Markets Equity ETF

Post-Effective Amendment No. 92

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statement of Additional Information, dated December 29, 2016, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Director and Corporate Counsel

Charles Schwab Investment Management, Inc.